Expense Example {- Government Money Market Portfolio} - 02.28 VIP Government Money Market Investor PRO -08 - Government Money Market Portfolio - VIP Government Money Market Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	146
10 years	$ 331